Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2016	Feb. 28, 2015
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,095		$ 11,699	$ 11,035	$ 11,817	$ 11,885		$ 11,983	$ 10,665	$ 10,314	$ 10,088		$ 9,968	$ 9,625
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 12,198	$ 11,821		11,133	11,905	11,939	$ 12,035		10,693	10,318	10,091	$ 9,969		9,625
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,999	11,687		11,065	11,883	12,000	12,163		10,851	10,527	10,367	10,300		10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,794	12,361		11,625	12,415	12,452	12,520		11,108	10,707	10,483	10,357		10,000
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,805		12,390	11,656	12,453	12,477		12,565	11,153	10,751	10,505		10,368	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590		12,228	11,600	12,223	12,304		12,175	11,123	10,682	10,421		10,395	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228		11,600	12,223	12,304	12,175		11,123	10,682	10,421	10,395		10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228		11,600	12,223	12,304	12,175		11,123	10,682	10,421	10,395		10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590	12,228		11,600	12,223	12,304	12,175		11,123	10,682	10,421	10,395		10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,590		12,228	11,600	12,223	12,304		12,175	11,123	10,682	10,421		10,395	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523		12,207	11,568	12,142	12,233		12,160	11,079	10,668	10,396		10,399	10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523	12,207		11,568	12,142	12,233	12,160		11,079	10,668	10,396	10,399		10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523	12,207		11,568	12,142	12,233	12,160		11,079	10,668	10,396	10,399		10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523	$ 12,207		11,568	12,142	12,233	$ 12,160		11,079	10,668	10,396	$ 10,399		10,000
Bloomberg Municipal Bond California Exempt Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond California Exempt Index
Account Value	$ 12,523		$ 12,207	$ 11,568	$ 12,142	$ 12,233		$ 12,160	$ 11,079	$ 10,668	$ 10,396		$ 10,399	$ 10,000